Employee compensation and benefits - Mortality tables and average life expectancy at age 60 for the principal plan (Details) - Pension Plan - Principal plan	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Aged 60, Male | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	26 years 10 months 24 days	0 years
Aged 60, Male | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	25 years 8 months 12 days	25 years 4 months 24 days
Aged 40, Male | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	29 years 1 month 6 days	0 years
Aged 40, Male | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	28 years 8 months 12 days	28 years 3 months 18 days
Aged 60, Female | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	28 years 10 months 24 days	0 years
Aged 60, Female | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	29 years 3 months 18 days	29 years 1 month 6 days
Aged 40, Female | HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	30 years 10 months 24 days	0 years
Aged 40, Female | HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	31 years 7 months 6 days	31 years 3 months 18 days